REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
REVENUE
Schedule of revenues

	2021	2020
Gold	$4,094	$—
Silver	30	—
Subtotal	4,124	—
Refining and transportation	(33)	—
	$4,091	$—